Additional Information of Statement of Cash Flows	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Additional Information of Statement of Cash Flows
40.	Additional Information of Statement of Cash Flows

(a)	Changes in operating assets and liabilities for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Trade accounts and notes receivable	￦	818,857	(1,492,664)	531,848
Other receivables		210,630	(441,412)	(96,141)
Inventories		1,443,931	(6,346,717)	(195,309)
Other current assets		51,750	(210,614)	(230,084)
Other non-current assets		(92,068)	(246,066)	42,767
Trade accounts and notes payable		594,414	1,401,942	141,925
Other payables		(78,997)	170,209	611,932
Other current liabilities		101,027	241,998	(213,738)
Provisions		(81,988)	(154,471)	(295,624)
Payments of severance benefits		(225,293)	(253,207)	(300,353)
Plan assets		(94,121)	(186,548)	(59,461)
Other non-current liabilities		207,766	473,240	(306,251)

	￦	2,855,908	(7,044,310)	(368,489)

(b)	Changes in liabilities arising from financial activities for the years ended December 31, 2021 and 2022 were as follows:

1)	December 31, 2021

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Finance lease liabilities
Beginning	￦	5,194,395	15,303,212	2,703	739,675	178,988
Changes from financing cash flows		(329,897)	639,414	(1,327,414)	(281,288)	(11,338)
Changes arising from obtaining or losing control of subsidiaries or other business		—	41,359	—	—	—
The effect of changes in foreign exchange rates		245,926	689,078	—	57,814	—
Changes in fair values		—	(54,057)	—	—	(59,668)

Other changes:
Decrease in retained earnings		—	—	1,259,272	—	—
Decrease in non-controlling interest		—	—	69,485	—	—
Interest expenses		—	11,786	—	22	—
Increase in lease assets		—	—	—	261,791	—

Ending	￦	5,110,424	16,630,792	4,046	778,014	107,982

2)	December 31, 2022

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Finance lease liabilities
Beginning	￦	5,110,424	16,630,792	4,046	778,014	107,982
Changes from financing cash flows		1,764,569	415,692	(1,234,899)	(268,082)	102,973
Changes arising from obtaining or losing control of subsidiaries or other business		—	142,290	—	193,572	—
The effect of changes in foreign exchange rates		(41,873)	355,540	—	(96,771)	—
Changes in fair values		—	(85,790)	—	—	(19,458)

Other changes:
Decrease in retained earnings		—	—	1,138,107	—	—
Decrease in non-controlling interest		—	—	97,117	—	—
Interest expenses		—	14,018	—	34,935	—
Increase in lease assets		—	—	—	181,814	—

Ending	￦	6,833,120	17,472,542	4,371	823,482	191,497